Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2020, 2021 and 2022, the balances are comprised of the following:

	December 31, 2020		December 31, 2021		December 31, 2022
Cash	Ps.	6,068,555	Ps.	1,475,210	Ps.	2,857,459
Investments of cash surpluses		7,840,689		10,656,679		8,497,057
Cash equivalents designated for expenditure, held in trust in short term		535,305		1,200,988		1,016,948
Total	Ps.	14,444,549	Ps.	13,332,877	Ps.	12,371,464